Discontinued Operations - Results from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 275.3	$ 327.0	$ 443.3
Cost of goods sold	230.3	261.4	371.9
Other operating expense, net	54.6	47.3	69.1
Operating income	(9.6)	18.3	2.3
Non-operating (income) expense, net	(1.3)	(0.1)	0.0
Income (loss) from discontinued operations before income taxes	(8.3)	18.4	2.3
Gain on sale of discontinued operations			296.8
(Benefit from) provision for income taxes	(2.7)	3.4	46.3
(Loss) income from discontinued operations	(5.6)	15.0	252.8
Carlisle Brake & Friction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	275.3	327.0	373.8
Cost of goods sold	230.3	261.4	322.4
Other operating expense, net	49.2	45.5	52.4
Operating income	(4.2)	20.1	(1.0)
Non-operating (income) expense, net	(1.3)	(0.1)	0.0
Income (loss) from discontinued operations before income taxes	(2.9)	20.2	(1.0)
Gain on sale of discontinued operations			0.0
(Benefit from) provision for income taxes	(1.4)	4.3	(1.3)
(Loss) income from discontinued operations	(1.5)	15.9	0.3
Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0.0	0.0
Cost of goods sold	0.0	0.0
Other operating expense, net	5.4	1.8
Operating income	(5.4)	(1.8)
Non-operating (income) expense, net	0.0	0.0
Income (loss) from discontinued operations before income taxes	(5.4)	(1.8)
(Benefit from) provision for income taxes	(1.3)	(0.9)
(Loss) income from discontinued operations	$ (4.1)	$ (0.9)
Carlisle Food Service Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			69.5
Cost of goods sold			49.5
Other operating expense, net			16.7
Operating income			3.3
Non-operating (income) expense, net			0.0
Income (loss) from discontinued operations before income taxes			3.3
Gain on sale of discontinued operations			296.8
(Benefit from) provision for income taxes			47.6
(Loss) income from discontinued operations			$ 252.5